10. FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and cash equivalents	$ 13,791	$ 406,867	$ 392,702	$ 392,702
Restricted cash	1,125
Liabilities
Stock subscription liability		1,000,000
Total
Assets
Cash and cash equivalents	13,718	385,628
Restricted cash	1,125
Liabilities
Current portion of debt	1,681,989
Current and non-current portion of convertible notes, net	230,583
Derivative liability	7,493,066
Stock subscription liability		1,000,000
Fair Value, Inputs, Level 1 [Member]
Assets
Cash and cash equivalents	13,718	385,628
Restricted cash	1,125
Liabilities
Current portion of debt
Current and non-current portion of convertible notes, net
Stock subscription liability
Fair Value, Inputs, Level 2 [Member]
Assets
Cash and cash equivalents
Restricted cash
Liabilities
Current portion of debt	1,681,989
Current and non-current portion of convertible notes, net	230,583
Stock subscription liability		1,000,000
Fair Value, Inputs, Level 3 [Member]
Assets
Cash and cash equivalents
Restricted cash
Liabilities
Current portion of debt
Current and non-current portion of convertible notes, net	$ 7,493,066
Stock subscription liability